Note 12 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
Year Ended December 31,
2022
(in thousands)
Lease liability cost	$5,945
Short-term lease expenses (1)	1,760
Variable lease cost not included in the lease liability (2)	261
Total lease cost	$7,966

Other Information Related to Operating Leases [Table Text Block]
Year Ended December 31,
2022
(in thousands)
Cash paid for amounts included in the measurement of the lease liability:
Operating cash flows from operating leases	$5,626

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
(in thousands)
2023	$6,104
2024	4,360
2025	2,817
2026	2,159
2027	1,373
Thereafter	1,887
Total future lease payments	18,700
Less: Present value adjustment	(1,960)
Present value of future lease payments (1)	$16,740

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(in thousands)
2022	$5,680
2023	3,808
2024	2,428
2025	1,840
2026	1,438
Thereafter	2,960
$18,154